Intangible assets (Details) megahertz_per_population in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 17, 2021 CAD ($) license megahertz_per_population
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 13,102	$ 13,352
Ending balance	15,570	13,102
Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	227
Ending balance		227
COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	19,859	21,765
Additions	3,499	1,375
Acquired through business combinations	52	11
Transfers	1,029	810
Retirements and disposals	1,100	2,515
Impairment losses recognized in earnings	(178)	(445)
Amortization	(1,048)	(845)
Reclassified to assets held for sale	2
Ending balance	22,111	19,859
COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		(297)
ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,757)	(8,413)
Transfers	(99)
Retirements and disposals	(1,098)	(2,517)
Amortization	982	929
Reclassified to assets held for sale	(1)
Ending balance	(6,541)	(6,757)
ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		(68)
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,840	8,021
Ending balance	9,775	7,840
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,840	8,021
Additions	2,085	116
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(150)	(297)
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	9,775	7,840
TOTAL | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	0	0
TOTAL | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
BRANDS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,409	2,409
Ending balance	2,409	2,409
BRANDS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,409	2,409
Additions	0	0
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	0	0
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	2,409	2,409
BRANDS | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
BRANDS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	0	0
BRANDS | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
SPECTRUM AND OTHER LICENCES (1)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,701	3,586
Ending balance	5,786	3,701
SPECTRUM AND OTHER LICENCES (1) | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,701	3,586
Additions	2,085	116
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	0	(1)
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	5,786	3,701
SPECTRUM AND OTHER LICENCES (1) | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
SPECTRUM AND OTHER LICENCES (1) | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	0	0
SPECTRUM AND OTHER LICENCES (1) | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
BROADCAST LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,730	2,026
Ending balance	1,580	1,730
BROADCAST LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,730	2,026
Additions	0	0
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(150)	(296)
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	1,580	1,730
BROADCAST LICENCES | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
BROADCAST LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	0	0
BROADCAST LICENCES | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,262	5,331
Ending balance	5,795	5,262
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	12,019	13,744
Additions	1,414	1,259
Acquired through business combinations	52	11
Transfers	1,029	810
Retirements and disposals	1,100	2,515
Impairment losses recognized in earnings	(28)	(148)
Amortization	(1,048)	(845)
Reclassified to assets held for sale	2
Ending balance	12,336	12,019
TOTAL | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		(297)
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,757)	(8,413)
Transfers	(99)
Retirements and disposals	(1,098)	(2,517)
Amortization	982	929
Reclassified to assets held for sale	(1)
Ending balance	(6,541)	(6,757)
TOTAL | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		(68)
SOFTWARE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,525	3,177
Ending balance	4,158	3,525
SOFTWARE | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	9,169	10,522
Additions	361	344
Acquired through business combinations	0	1
Transfers	1,154	810
Retirements and disposals	1,089	2,479
Impairment losses recognized in earnings	(28)	(13)
Amortization	0	0
Reclassified to assets held for sale	2
Ending balance	9,565	9,169
SOFTWARE | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		(16)
SOFTWARE | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(5,644)	(7,345)
Transfers	0
Retirements and disposals	(1,087)	(2,480)
Amortization	851	787
Reclassified to assets held for sale	(1)
Ending balance	(5,407)	(5,644)
SOFTWARE | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		(8)
CUSTOMER RELATION- SHIPS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	858	1,178
Ending balance	767	858
CUSTOMER RELATION- SHIPS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,736	2,017
Additions	0	0
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	0	0
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	1,736	1,736
CUSTOMER RELATION- SHIPS | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		(281)
CUSTOMER RELATION- SHIPS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(878)	(839)
Transfers	0
Retirements and disposals	0	0
Amortization	91	99
Reclassified to assets held for sale	0
Ending balance	(969)	(878)
CUSTOMER RELATION- SHIPS | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		(60)
PROGRAM AND FEATURE FILM RIGHTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	645	716
Ending balance	631	645
PROGRAM AND FEATURE FILM RIGHTS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	645	716
Additions	1,034	874
Acquired through business combinations	0	10
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	0	(110)
Amortization	(1,048)	(845)
Reclassified to assets held for sale	0
Ending balance	631	645
PROGRAM AND FEATURE FILM RIGHTS | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
PROGRAM AND FEATURE FILM RIGHTS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers	0
Retirements and disposals	0	0
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	0	0
PROGRAM AND FEATURE FILM RIGHTS | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
OTHER
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	234	260
Ending balance	239	234
OTHER | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	469	489
Additions	19	41
Acquired through business combinations	52	0
Transfers	(125)	0
Retirements and disposals	11	36
Impairment losses recognized in earnings	0	(25)
Amortization	0	0
Reclassified to assets held for sale	0
Ending balance	404	469
OTHER | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
OTHER | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(235)	(229)
Transfers	(99)
Retirements and disposals	(11)	(37)
Amortization	40	43
Reclassified to assets held for sale	0
Ending balance	$ (165)	(235)
OTHER | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		$ 0
Licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Number of licenses | license			271
Megahertz per population | megahertz_per_population			678
Acquisition of intangible assets			$ 2,070